Investment Securities (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2009
Investment Securities [Abstract]
Proceeds from sale of investments			$ 64,345,405	$ 29,080,400	$ 17,716,257	$ 4,243,654
Gains on sales of investment securities	289,511	72,252	849,539	112,811	140,149	158,551
Proceeds from Sale of Held-to-maturity Securities				488,457	514,079
Held-to-maturity Securities, Sold Security, at Carrying Value					488,457
Held-to-maturity Securities, Sold Security, Realized Gain (Loss), Excluding Other than Temporary Impairments					25,622
Held-to-maturity Securities, Transferred Security, at Carrying Value					19,962,205
Held-to-maturity Securities, Transferred Security, at Fair Value					20,779,758
Held-to-maturity Securities, Transferred to Available-for-sale Securities, Unrealized Gain (Loss)					$ 417,553